THE GABELLI
WESTWOOD FUNDS
	One
Corporate Center
	Rye, New
York 10580-1434
	Telephone:
1-800-GABELLI (1-800-422-3554)
	http://www/
gabelli.com/westwood



	Supplement
to Retail Class Prospectus, dated
	December
21, 1998

	GABELLI
WESTWOOD MIGHTY MITES(SM) FUND

For the fiscal year ending September 30, 2000, the Adviser will voluntarily waive its investment advisory fees and/or reimburse expenses for the Mighty Mites(SM) Fund to the extent necessary to maintain the Total Fund Operating Expenses at 1.50% of average daily net assets on an annualized basis.


910723.1